Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	74,965,814.55	7,569
Principal Payments	4,237,539.28	172
Defaulted Receivables	240,658.39	23
Repurchased Accounts	0.00	0
Pool Balance at 10/31/23	70,487,616.88	7,374

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.47%
Prepayment ABS Speed	0.98%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	6,620,850.28	548
Past Due 61-90 days	1,553,883.47	127
Past Due 91-120 days	145,799.64	10
Past Due 121+ days	0.00	0
Total	8,320,533.39	685

Total 31+ Delinquent as % Ending Pool Balance	11.80%
Total 61+ Delinquent as % Ending Pool Balance	2.41%
Delinquency Trigger Occurred	NO

Recoveries	326,868.51
Aggregate Net Losses/(Gains) - October 2023	(86,210.12)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.38%
Prior Net Losses/(Gains) Ratio	0.31%
Second Prior Net Losses/(Gains) Ratio	0.85%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	-0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	3.04%

Overcollateralization Target Amount	14,887,642.05
Actual Overcollateralization	70,487,616.88
Weighted Average Contract Rate	8.86%
Weighted Average Remaining Term	22.61

Flow of Funds	$ Amount
Collections	5,123,711.49
Investment Earnings on Cash Accounts	17,334.85
Reserve Fund Balance	3,721,910.51
Servicing Fee	(78,089.39)
Aggregate Purchase Amount	70,728,275.27
Transfer to Collection Account	0.00
Available Funds	79,513,142.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	0.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,694.04
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	60,078,172.50
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	19,343,367.77

Total Distributions of Available Funds	79,513,142.73

Servicing Fee	78,089.39
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 10/16/23	60,078,172.50
Principal Paid	60,078,172.50
Note Balance @ 11/15/23	0.00

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2a
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2b
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-3
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class B
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class C
Note Balance @ 10/16/23	10,938,172.50
Principal Paid	10,938,172.50
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class D
Note Balance @ 10/16/23	32,390,000.00
Principal Paid	32,390,000.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class E
Note Balance @ 10/16/23	16,750,000.00
Principal Paid	16,750,000.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	91,602.46
Total Principal Paid	60,078,172.50
Total Paid	60,169,774.96

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	2.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	2.38000%
Interest Paid	21,694.04
Principal Paid	10,938,172.50
Total Paid to C Holders	10,959,866.54

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	32,390,000.00
Total Paid to D Holders	32,459,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	16,750,000.00
Total Paid to E Holders	16,750,000.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1330348
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	87.2519062
Total Distribution Amount	87.3849410

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.5713469
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	17.1063972
Total C Distribution Amount	17.6777441

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	1,000.0000000
Total D Distribution Amount	1,002.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	1,000.0000000
Total E Distribution Amount	1,000.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	3,721,910.51
Investment Earnings	16,621.15
Investment Earnings Paid	(16,621.15)
Deposit/(Withdrawal)	(3,721,910.51)
Balance as of 11/15/23	0.00
Change	(3,721,910.51)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$753,958.35	$835,717.40	$948,626.97
Number of Extensions	74	74	84
Ratio of extensions to Beginning of Period Receivables Balance	1.01%	1.05%	1.13%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.